Phone:	(212) 885-5239
Fax:	(917) 332-3817
Email:	twestle@blankrome.com

June 12, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720
Attention:  Filing Desk

Re:	RiverPark Funds Trust (the “Trust”)
SEC File Number: 811-22431

Ladies and Gentlemen:

Transmitted herewith is Post-Effective Amendment No. 7 (the “Amendment”) to the Trust’s registration statement on Form N-1A, filed under the Securities Act of 1933, as amended, in connection with the registration of shares of a new series of the Trust, RiverPark Strategic Income Fund.

Please contact me with any questions or comments regarding this filing at (212) 885-5239 or by e-mail at twestle@blankrome.com.

Sincerely yours,

/s/ Thomas R. Westle

Thomas R. Westle